Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	6 Months Ended
Jun. 30, 2022
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Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
20. Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
In the
six-month
period ended 30 June 2022, there were no significant changes in collateral and contractual commitments. The commitments to purchase property, plant and equipment increased from 449m US dollar as at 31 December 2021 to 725m US dollar as at 30 June 2022.